SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended				12 Months Ended
	Aug. 31, 2023	Aug. 01, 2023	Mar. 07, 2023	Feb. 21, 2023	Feb. 07, 2023	Dec. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2014
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount													$ 3,000
Employee stock options granted fair value										$ 3.98	$ 8.99	$ 10.64
Non vested awards						$ 10,657				$ 10,657
Period for recognition of awards										2 years 8 months 4 days
Additional stock repurchase program authorized amount						$ 20,000		$ 25,000	$ 25,000		$ 311,000
Treasury stock, shares						34,104,830				34,104,830	32,309,899
Dividend declared per share		$ 0.18			$ 0.18
Dividends paid	$ 5,700				$ 5,700
Date to paid for dividend payable			Mar. 07, 2023				Aug. 31, 2023
Date of record for dividend payable		Aug. 17, 2023		Feb. 21, 2023
Share Repurchase Program
SHAREHOLDERS' EQUITY
Treasury stock, shares						34,104,830				34,104,830
Stock redeemed or called during period, value										$ 236,003
Aggregate Consideration for shares repurchased										$ 18,259
Stock repurchased and retired during period, shares										1,794,931
Employee And Non-employee Stock Option Plan
SHAREHOLDERS' EQUITY
Share repurchase authorized amount						1,729,170				1,729,170
Share based payment intrinsic value										$ 378	$ 2,878	$ 9,281
RSU
SHAREHOLDERS' EQUITY
Total fair value of vested										$ 13,363	$ 12,079	$ 8,165